STOCKHOLDERS EQUITY	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
STOCKHOLDERS EQUITY
NOTE 9 - STOCKHOLDERS' EQUITY

REVERSE STOCK SPLIT

In June 2020, our Board of Directors and stockholders holding a majority of the outstanding shares of our common stock approved a resolution authorizing our Board of Directors to effect a reverse stock split of our common stock at a certain exchange ratios from 1:10 to 1:15 with our Board of Directors retaining the discretion as to whether to implement the reverse stock split and which exchange ratio to implement. In September 2020, the Company amended its articles of incorporation and enacted a reverse stock split of 1 share for each 15 shares and the accompanying financials reflect the reverse stock split retroactively.

The reverse stock split resulted in a decrease in authorized shares of all classes of stock from 615,000,000 to 315,000,000 shares consisting of 300,000,000 shares of common stock at a par value of $0.001 and 15,000,000 shares of preferred stock at a par value of $0.01 per share. Prior to the reverse stock split, the Company had 600,000,000 shares of common stock at a par value of $0.001, 15,000,000 shares of preferred stock at a par value of $0.20 per share.

COMMON STOCK

As of March 31, 2021 and June 30, 2020, the Company has 15,020,512 and 15,454,623 shares of common stock issued and outstanding.

In July 2020, the holder of a convertible promissory note for $1,000,000 informed the Company that they had elected to convert the balance due to common shares at the agreed upon conversion price of $1.50 per share and 387,222 shares were issued representing the outstanding principal and accrued interest.

In July 2020, the holder of a convertible promissory note for $200,000 informed the Company that they had elected to convert the balance due to common shares at the agreed upon conversion price of $3.75 per share and 56,000 shares were issued representing the outstanding principal and loan fee.

In July 2020, the holder of a convertible promissory note for $200,000 informed the Company that they had elected to convert the balance due to common shares at the agreed upon conversion price of $3.75 per share and 56,000 shares were issued representing the outstanding principal and loan fee.

In January 2021, the Company reported the return of the two million six hundred sixty thousand six hundred and sixty-seven (2,666,667) shares of the Company’s stock granted to the Stephensons regarding the aforementioned legal dispute. Upon their termination for Cause, the restricted shares held in escrow were forfeited back to the Company.

PREFERRED STOCK

The Company has designated 15,000,000 shares as preferred stock, par value $1.50 series A, B, C and D, of which 5,000,000 shares have been designated as Series A preferred stock; 3,000,000 shares have been designated as Series B convertible preferred stock; 1,200,000 shares have been designated as Series C convertible preferred stock; and 2,500,000 shares have been designated as Series D convertible preferred stock.

As of March 31, 2021, 720,000 shares of Series A Preferred Stock were issued and outstanding; 2,495,000 shares of Series B Preferred Stock were issued and outstanding; 911,149 shares of Series C Preferred Stock were issued and outstanding; and 1,979,000 shares of Series D Preferred Stock were issued and outstanding.

As of June 30, 2020, 720,000 shares of Series A Preferred Stock were issued and outstanding; 2,495,000 shares of Series B Preferred Stock were issued and outstanding; 911,149 shares of Series C Preferred Stock were issued and outstanding; and 1,979,000 shares of Series D Preferred Stock were issued and outstanding.

WARRANTS

During the three months ended March 31, 2021, the Company issued warrants to a certain aforementioned investor to purchase 26,667 shares of the Company’s common stock at $1.95 vested over three years in consideration for convertible note payables. Valued at $66,000, a total of $0 was expensed in the three months ending March 31, 2021.

During the three months ended March 31, 2021, the Company issued warrants to certain directors and consultants to purchase 566,667 shares of the Company’s common stock between $0.75 and $3.75 per share which vested over three years and were valued at $1,682,000. The Company recorded compensation of $1,558,000 for the vested portion during the three months ended March 31, 2021.

During the three months ended March 31, 2020, the Company issued warrants to certain aforementioned investors to purchase 438,333 shares of the Company’s common stock between $0.75 and $3.75 vested over three years in consideration for new issued convertible note payables and extensions of previously issued notes. Valued at $1,075,000, a total of $748,000 was expensed in the three months ending March 31, 2020.

During the three months ended March 31, 2020, the Company issued warrants to certain directors and consultants to purchase 327,333 shares of the Company’s common stock between $0.75 and $3.75 per share which vested between three and four years and were valued at $858,000. The Company recorded compensation of $0 for the vested portion during the three months ended March 31, 2020.

As of March 31, 2021 and 2020, respectively, the Company issued 8,551,000 warrants valued at $16,050,000 and 7,187,518 warrants valued at $11,934,000 using the Black-Scholes model.

The Company uses the Black-Scholes Model to determine the fair value of warrants granted. Option-pricing models require the input of highly subjective assumptions, particularly for the expected stock price volatility and the expected term of options. Changes in the subjective input assumptions can materially affect the fair value estimate. The expected stock price volatility assumptions are based on the historical volatility of the Company’s common stock over periods that are similar to the expected terms of grants and other relevant factors. The Company derives the expected term based on an average of the contract term and the vesting period taking into consideration the vesting schedules and future employee behavior with regard to option exercise. The risk-free interest rate is based on U.S. Treasury yields for a maturity approximating the expected term calculated at the date of grant. The Company has never paid any cash dividends on its common stock and the Company has no intention to pay a dividend at this time; therefore, the Company assumes that no dividends will be paid over the expected terms of warrants awards.

The Company determines the assumptions used in the valuation of warrants awards as of the date of grant. Differences in the expected stock price volatility, expected term or risk-free interest rate may necessitate distinct valuation assumptions at those grant dates. As such, the Company may use different assumptions for warrants granted throughout the year.

The Company has utilized the following assumptions in its Black-Scholes warrant valuation model to calculate the estimated grant date fair value of the warrants during the nine months ended March 31, 2021 and 2020:

	2021	2020
Volatility - range	63.5% - 66.5%	56.4% – 74.1%
Risk-free rate	0.2% - 0.5%	0.3% - 1.8%
Contractual term	4.0 - 5.0 years	4.0 - 5.0 years
Exercise price	$0.75 - $3.75	$0.75 - $3.75

A summary of the warrants granted, exercised, forfeited and expired for the nine months ending March 31, 2021 are presented in the table below:

	Number of Warrant Shares	Weighted-Average Exercise Price	Weighted-Average Grant-Date Fair Value	Aggregate Intrinsic Value of Outstanding Warrant Shares	Weighted-Average Remaining Contractual Term (in years)
Outstanding July 1, 2020	7,858,741	$1.52	$1.92	$9,234,295	3.0
Granted	1,256,667	0.93	3.04	3,845,945	4.7
Exercised	-	-	-	-	-
Forfeited	-	-	-	-	-
Expired	(564,556)	3.16	3.13	(733,295)	-
Outstanding March 31, 2021	8,550,852	1.12	1.88	12,039,000	2.5
Vested and exercisable March 31, 2021	7,598,630	1.10	1.73	9,644,333	2.4
Non-vested March 31, 2021	952,223	$1.24	$3.02	$2,394,667	3.4

The following table summarizes the range of exercise prices and weighted average remaining contractual life for outstanding and exercisable warrants under the Company’s warrant plans as of March 31, 2021.

	Outstanding Warrant Shares		Exercisable Warrant Shares
Exercise price range	Number of Warrant Shares	Weighted average remaining contractual life	Number of Warrant Shares	Weighted average remaining contractual life
$0.75	7,440,667	2.5 years	6,658,444	2.3 years
$1.50	400,000	3.2 years	400,000	3.2 years
$1.50	26,667	0.0 years	-	0.0 years
$3.00	66,667	3.9 years	66,667	3.9 years
$3.75	435,000	3.2 years	291,667	3.7 years
$6.00	163,333	0.2 years	163,333	0.2 years
$27.00	18,518	0.4 years	18,518	0.4 years

	8,550,852	2.5 years	7,598,630	2.4 years

A summary of the warrants granted, exercised, forfeited and expired for the nine months ending March 31, 2020 are presented in the table below:

	Number of Warrant Shares	Weighted-Average Exercise Price	Weighted-Average Grant-Date Fair Value	Aggregate Intrinsic Value of Outstanding Warrant Shares	Weighted-Average Remaining Contractual Term (in years)
Outstanding July 1, 2019	6,275,593	$1.65	$1.65	$5,509,850	3.8
Granted	1,667,815	1.50	2.85	3,845,945	3.0
Exercised	-	-	-	-	-
Forfeited	-	-	-	-	-
Cancelled	(164,815)	-	-	(44,445)	-
Outstanding March 31, 2020	7,778,593	1.50	1.95	9,311,350	3.1
Vested and exercisable March 31, 2020	7,303,741	1.65	1.95	7,814,295	3.1
Non vested March 31, 2020	474,852	$1.65	$2.55	$1,497,055	2.3

The following table summarizes the range of exercise prices and weighted average remaining contractual life for outstanding and exercisable warrants under the Company’s warrant plans as of March 31, 2020.

	Outstanding Warrant Shares		Exercisable Warrant Shares
Exercise price range	Number of Warrant Shares	Weighted average remaining contractual life	Number of Warrant Shares	Weighted average remaining contractual life
$0.75	6,546,333	3.3 years	6,404,259	3.2 years
$1.50	416,667	2.5 years	133,333	4.0 years
$1.50	66,667	4.9 years	-	-
$2.25	261,667	2.1 years	262,222	1.4 years
$3.00	381,333	1.0 years	381,333	1.0 years
$3.75	105,926	0.3 years	122,593	0.3 years
	7,778,593	3.1 years	7,303,741	3.1 years

2017 EQUITY INCENTIVE PLAN

On June 13, 2017, the Board adopted and approved an amendment to the Troika Media Group, Inc. 2015 Employee, Director and Consultant Equity Incentive Plan (the “Equity Plan”), to change the name from M2 nGage Group, Inc. to Troika Media Group, Inc., in order to attract, motivate, retain, and reward high-quality executives and other employees, officers, directors, consultants, and other persons who provide services to the Company by enabling such persons to acquire an equity interest in the Company. Under the Plan, the Board (or the compensation committee of the Board, if one is established) may award stock options, either stock grant of shares of the Company’s common stock, incentive stock option under IRS section 422 (“ISO’s”) or a non-qualified stock option (“Non-ISO’s”) (collectively “Options”). The Plan allocates 3,333,334 shares of the Company’s common stock (“Plan Shares”) for issuance of equity awards under the Plan.

ISO’s Awards

During the three months ended March 31, 2021, the Company did not issue additional options. During the three months ended March 31, 2020 the Company issued options to certain employees to purchase 308,333 shares of the Company’s common stock between $0.75 and $3.75 per share which vested during various terms and were valued at $582,000. The Company recorded compensation of $271,000 and $314,000 for the three months ended March 31, 2021 and 2020, respectively, relating to the vested portion of options that were issued in previous periods. The total compensation of the unvested options to be recognized in future periods is $812,000 and the weighted average remaining is 1.5 years.

The Company uses the Black-Scholes Model to determine the fair value of Options granted. Option-pricing models require the input of highly subjective assumptions, particularly for the expected stock price volatility and the expected term of options. Changes in the subjective input assumptions can materially affect the fair value estimate. The expected stock price volatility assumptions are based on the historical volatility of the Company’s common stock over periods that are similar to the expected terms of grants and other relevant factors. The Company derives the expected term based on an average of the contract term and the vesting period taking into consideration the vesting schedules and future employee behavior with regard to option exercise. The risk-free interest rate is based on U.S. Treasury yields for a maturity approximating the expected term calculated at the date of grant. The Company has never paid any cash dividends on its common stock and the Company has no intention to pay a dividend at this time; therefore, the Company assumes that no dividends will be paid over the expected terms of option awards.

The Company determines the assumptions used in the valuation of Option awards as of the date of grant. Differences in the expected stock price volatility, expected term or risk-free interest rate may necessitate distinct valuation assumptions at those grant dates. As such, the Company may use different assumptions for options granted throughout the year.

The Company has utilized the following assumptions in its Black-Scholes option valuation model to calculate the estimated grant date fair value of the options during the nine months ended March 31, 2021 and 2020.

	2021	2020
Volatility - range	64.8%	57.5% – 64.8%
Risk-free rate	0.3%	0.9% - 1.7%
Contractual term	3.0 years	3.0 years
Exercise price	$3.75	$0.75 - $3.75

A summary of the options granted, exercised, forfeited and expired for the nine months ending March 31, 2021 are presented in the table below:

	Number of Option Shares	Weighted-Average Exercise Price	Weighted-Average Grant-Date Fair Value	Aggregate Intrinsic Value of Outstanding Option Shares	Weighted-Average Remaining Contractual Term (in years)
Outstanding July 1, 2020	3,377,222	$1.10	$1.06	$2,030,000	0.7
Granted	76,667	3.75	-	-	2.8
Exercised	-	-	-	-	-
Forfeited	-	-	-	-	-
Expired	(143,333)	-	-	(200,000)	-
Outstanding March 31, 2021	3,310,556	1.10	1.01	1,830,000	0.5
Vested and exercisable March 31, 2021	2,883,458	0.89	0.93	1,469,818	0.3
Non-vested March 31, 2021	427,098	$2.59	$1.90	$360,182	1.5

The following table summarizes the range of exercise prices and weighted average remaining contractual life for outstanding and exercisable options under the Company’s warrant plans as of March 31, 2021.

	Outstanding Option Shares		Exercisable Option Shares
Exercise price range	Number of Option Shares	Weighted average remaining contractual life	Number of Option Shares	Weighted average remaining contractual life
$0.75	2,768,889	0.3 years	2,628,458	0.2 years
$1.50	200,000	0.5 years	166,667	0.5 years
$3.75	341,667	2.0 years	88,333	1.9 years
	3,310,556	0.5 years	2,883,458	0.3 years

A summary of the options granted, exercised, forfeited and expired for the nine months ending March 31, 2020 are presented in the table below:

	Number of Option Shares	Weighted-Average Exercise Price	Weighted-Average Grant-Date Fair Value	Aggregate Intrinsic Value of Outstanding Option Shares	Weighted-Average Remaining Contractual Term (in years)
Outstanding July 1, 2019	3,512,500	$0.90	$0.90	$1,908,750	1.1
Granted	511,667	2.70	2.10	550,000	-
Exercised	-	-	-	-	-
Forfeited	-	-	-	-	-
Expired	(139,167)	-	-	243,750	-
Outstanding March 31, 2020	3,885,000	1.05	1.05	2,152,500	0.8
Vested and exercisable March 31, 2020	2,522,731	0.75	0.90	1,155,000	0.5
Non-vested March 31, 2020	1,362,269	$1.50	$1.35	$997,500	1.5

The following table summarizes the range of exercise prices and weighted average remaining contractual life for outstanding and exercisable options under the Company’s warrant plans as of March 31, 2020.

	Outstanding Option Shares		Exercisable Option Shares
Exercise price range	Number of Option Shares	Weighted average remaining contractual life	Number of Option Shares	Weighted average remaining contractual life
$0.75	3,326,667	0.6 years	2,334,398	0.4 years
$1.50	200,000	1.5 years	177,778	1.1 years
$3.00	16,667	1.8 years	7,222	2.0 years
$3.75	341,667	3.0 years	3,333	0.9 years
	3,885,000	0.8 years	2,522,731	0.5 years

REVERSE STOCK SPLIT

In June 2020, our Board of Directors and stockholders holding a majority of the outstanding shares of our common stock approved a resolution authorizing our Board of Directors to effect a reverse stock split of our common stock at a certain exchange ratios from 1:10 to 1:15 with our Board of Directors retaining the discretion as to whether to implement the reverse stock split and which exchange ratio to implement. In September 2020, the Company amended its articles of incorporation and enacted a reverse stock split of 1 share for each 15 shares and the accompanying financials reflect the reverse stock split retroactively.

The reverse stock split resulted in a decrease in authorized shares of all classes of stock from 615,000,000 to 315,000,000 shares consisting of 300,000,000 shares of common stock at a par value of $0.001 and 15,000,000 shares of preferred stock at a par value of $0.01 per share. Prior to the reverse stock split, the Company had 600,000,000 shares of common stock at a par value of $0.001, and 15,000,000 shares of preferred stock at a par value of $0.20 per share.

COMMON STOCK

As of June 30, 2020 and 2019, the Company has 15,464,623 and 15,211,290 shares of common stock issued and outstanding.

In the fiscal year ending June 30, 2020, the Company issued 660,000 in common stock in relation to $443,000 in previously recorded stock payables relating to converted note payables.

In the fiscal year ending June 30, 2020, the Company cancelled 416,667 in common stock in relation to a previous agreement with Cenfin, LLC. The stocks were issued in accordance with a settlement agreement and upon completion of the settlement, the shares were returned to the Company.

PREFERRED STOCK

The Company has designated 15,000,000 shares as preferred stock, par value $0.01 series A, B, C and D, of which 5,000,000 shares have been designated as Series A preferred stock; 3,000,000 shares have been designated as Series B convertible preferred stock; 1,200,000 shares have been designated as Series C convertible preferred stock; and 2,500,000 shares have been designated as Series D convertible preferred stock.

As of June 30, 2020, 720,000 shares of Series A Preferred Stock were issued and outstanding; 2,495,000 shares of Series B Preferred Stock were issued and outstanding; 911,149 shares of Series C Preferred Stock were issued and outstanding; and 1,979,000 shares of Series D Preferred Stock were issued and outstanding.

As of June 30, 2019, 720,000 shares of Series A Preferred Stock were issued and outstanding; 2,495,000 shares of Series B Preferred Stock were issued and outstanding; 911,149 shares of Series C Preferred Stock were issued and outstanding; and 1,881,500 shares of Series D Preferred Stock were issued and outstanding.

The Company has completed the following private placements for the sale of preferred stock:

Pursuant to an amendment to the Company’s certificate of designation of series C convertible preferred stock (“Series C Preferred”) filed with the secretary of state of Nevada on April 11, 2017, the Company offered for sale up to $8,000,000 face value of Series C Preferred on a best efforts basis, with a $2,000,000 overallotment, (the “Series C Offering”) at $10.00 per Series C Preferred. The Series C Preferred is convertible at any time at $0.75 per share which was the market price when the Series C Offering commenced on November 18, 2016 into an aggregate of 12,148,654 shares of Common Stock. The Company sold 26,250 shares of Series C preferred for $200,000 exclusive of offering costs during the fiscal year ended June 30, 2019. Each share of Series C Preferred Stock is convertible into 14 shares of common stock.

Pursuant to an amendment to the Company’s certificate of designation of series D convertible preferred stock (“Series D Preferred”) filed with the secretary of State of Nevada last filed on June 20, 2018, the Company offered for sale up to $20,000,000 face value of Series D Preferred on a best efforts basis, with a $5,000,000 over-subscription option, (the “Series D Offering”) at $10.00 per share of Series D Preferred. The Series D Preferred is convertible at any time at $3.75 per share which was the market price when the Series D Offering commenced on February 22, 2018. The Company sold 1,265,000 shares of Series D Preferred for $7,710,000 net of offering costs during the period ended June 30, 2019 and 97,500 shares of Series D Preferred for $976,000 net of offering costs during the fiscal year ended June 30, 2020. Each share of Series D Preferred Stock is convertible into 3 shares of common stock.

WARRANTS

During the fiscal year ended June 30, 2019, the Company issued warrants to consultants for services to purchase 96,667 shares of the Company’s common stock for $3.75 per share, which were valued at $217,000. The Company recorded compensation of $13,000 and $179,000 during the fiscal year ended June 30, 2020 and 2019 respectively relating to these issuances.

During the fiscal year ended June 30, 2019, the Company issued warrants to a consultant for services to purchase 266,667 shares of the Company’s common stock for $1.50 per share, which were valued at $774,000. The Company recorded compensation of $387,000 and $0 during the fiscal year ended June 30, 2020 and 2019 respectively relating to these issuances.

During the period ended June 30, 2019, the Company issued warrants to consultants for services to purchase 124,000 shares of the Company’s common stock for $0.75 per share, which were valued at $335,000. The Company recorded compensation of $0 and $335,000 during the year ended June 30, 2020 and 2019 respectively related to these issuances.

During the fiscal year ended June 30, 2019, the Company issued warrants to subscribers to the Convertible Note Payables to purchase 353,333 shares of the Company’s common stock for $0.75 per share, which were valued at $1,142,000. The Company recorded compensation of $0 and $1,142,000 during the fiscal year ended June 30, 2020 and 2019 respectively relating to these issuances.

During the fiscal year ended June 30, 2019, the Company issued warrants relating to a legal settlement to purchase 10,000 shares of the Company’s common stock for $0.75 per which were valued at $33,000. The Company recorded warrants expense of $0 and $33,000 during the fiscal year ended June 30, 2020 and 2019 respectively relating to these issuances.

During the fiscal year ended June 30, 2020, the Company issued warrants to certain directors and consultants to purchase 1,021,482 shares of the Company’s common stock between $0.75 and $3.75 per share which vested during various terms and were valued at $3,076,000. The Company recorded compensation of $2,650,000 for the vested portion during the fiscal year ended June 30, 2020.

During the period ended June 30, 2020, the Company issued warrants to the subscribers to the Convertible Promissory Notes to purchase 333,333 shares of the Company’s common stock for $0.75 per share as additional consideration for an extension, which were valued at $209,000. The Company recorded warrants expense of $209,000 during the year ended June 30, 2020 related to these issuances.

During the fiscal year ended June 30, 2020, the Company issued warrants to current investors to purchase 231,667 shares of the Company’s common stock for $3.75 per share as additional consideration, which were valued at $539,000. The Company recorded warrants expense of $353,000 during the year ended June 30, 2020 related to these issuances.

During the fiscal year ended June 30, 2020, the Company issued warrants to current note holders to purchase 26,666 shares of the Company’s common stock for $3.75 per share as interest expenses, which were valued at $47,000. The Company recorded interest expense of $47,000 during the year ended June 30, 2020 related to these issuances.

The Company uses the Black-Scholes Model to determine the fair value of warrants granted. Option-pricing models require the input of highly subjective assumptions, particularly for the expected stock price volatility and the expected term of options. Changes in the subjective input assumptions can materially affect the fair value estimate. The expected stock price volatility assumptions are based on the historical volatility of the Company’s common stock over periods that are similar to the expected terms of grants and other relevant factors. The Company derives the expected term based on an average of the contract term and the vesting period taking into consideration the vesting schedules and future employee behavior with regard to option exercise. The risk-free interest rate is based on U.S. Treasury yields for a maturity approximating the expected term calculated at the date of grant. The Company has never paid any cash dividends on its common stock and the Company has no intention to pay a dividend at this time; therefore, the Company assumes that no dividends will be paid over the expected terms of warrants awards.

The Company determines the assumptions used in the valuation of warrants awards as of the date of grant. Differences in the expected stock price volatility, expected term or risk-free interest rate may necessitate distinct valuation assumptions at those grant dates. As such, the Company may use different assumptions for warrants granted throughout the year.

The Company has utilized the following assumptions in its Black-Scholes warrant valuation model to calculate the estimated grant date fair value of the warrants during the years ended June 30, 2020 and 2019:

	2020	2019
Volatility - range	56.4% - 74.1%	69.9% - 73.3%
Risk-free rate	0.3% - 1.8%	1.3% - 2.9%
Contractual term	4.0 - 5.0 years	4.0 - 5.0 years
Exercise price	$0.75 - $3.75	$0.75 - $3.75

A summary of the warrants granted, exercised, forfeited and expired are presented in the table below:

	Number of Warrant Shares	Weighted-Average Exercise Price	Weighted-Average Grant-Date Fair Value	Aggregate Intrinsic Value of Outstanding Warrant Shares	Weighted-Average Remaining Contractual Term (in years)
Outstanding July 1, 2018	5,458,259	$2.10	$1.05	$1,476,850	5.5
Granted	850,667	1.33	2.96	1,990,000	4.4
Exercised	-	-	-	-	-
Forfeited	-	-	-	-	-
Expired	(33,333)	4.50	3.90	20,000	-
Outstanding June 30, 2019	6,275,593	1.66	1.73	5,509,850	3.8
Granted	1,613,148	1.44	2.87	3,724,445	4.0
Exercised	-	-	-	-	-
Forfeited	-	-	-	-	-
Expired	(30,000)	27.00	13.20	-	-
Outstanding June 30, 2020	7,858,741	1.52	1.92	9,234,295	3.0
Vested and exercisable June 30, 2020	7,143,370	1.49	1.85	7,919,850	3.1
Non-vested June 30, 2020	715,370	$7.73	$2.57	$1,314,445	2.9

The following table summarizes the range of exercise prices and weighted average remaining contractual life for outstanding and exercisable warrants under the Company’s warrant plans as of June 30, 2020.

	Outstanding Warrant Shares		Exercisable Warrant Shares
Exercise price range	Number of Warrant Shares	Weighted average remaining contractual life	Number of Warrant Shares	Weighted average remaining contractual life
$0.75	6,533,148	3.2 years	6,289,444	3.2 years
$1.50	400,000	2.5 years	133,333	3.7 years
$3.00	66,667	4.0 years	-
$3.75	385,000	4.4 years	246,667	4.5 years
$6.00	381,333	0.7 years	381,333	0.7 years
$27.00	92,593	0.1 years	92,593	0.1 years
	7,858,741	3.0 years	7,143,370	3.1 years

2017 EQUITY INCENTIVE PLAN

On June 13, 2017, the Board adopted and approved an amendment to the Troika Media Group, Inc. 2015 Employee, Director and Consultant Equity Incentive Plan (the “Equity Plan”), to change the name from M2 nGage Group, Inc. to Troika Media Group, Inc., in order to attract, motivate, retain, and reward high-quality executives and other employees, officers, directors, consultants, and other persons who provide services to the Company by enabling such persons to acquire an equity interest in the Company. Under the Plan, the Board (or the compensation committee of the Board, if one is established) may award stock options, either stock grant of shares of the Company’s common stock, incentive stock option under IRS section 422 (“ISO’s”) or a non-qualified stock option (“Non-ISO’s”) (collectively “Options”). The Plan allocates 3,333,334 shares of the Company’s common stock (“Plan Shares”) for issuance of equity awards under the Plan. As of June 30, 2020, the Company has granted, under the Plan, awards in the form ISO’s.

ISO’s Awards

In the fiscal year ending June 30, 2019, the Company issued to employees and directors of the Company options to purchase, in the aggregate, 820,833 shares of the Company’s common stock between $0.75 and $3.75 per share which were valued at $2,360,000. The Company recorded options expense of $333,000 and $607,000 during the fiscal years ending June 30, 2019 and 2020 related to these issuances, respectively.

In the fiscal year ending June 30, 2020, the Company issued to employees and directors of the Company options to purchase, in the aggregate, 568,333 shares of the Company’s common stock between $0.75 and $3.75 per share which were valued at $1,300,000. The Company recorded options expense of $135,000 during the fiscal year ended June 30, 2020 related to these issuances. During the fiscal year ended June 30, 2020, there was a reversal of $71,000 in options expense relating to issuances granted in prior years which were forfeited.

The Company uses the Black-Scholes Model to determine the fair value of Options granted. Option-pricing models require the input of highly subjective assumptions, particularly for the expected stock price volatility and the expected term of options. Changes in the subjective input assumptions can materially affect the fair value estimate. The expected stock price volatility assumptions are based on the historical volatility of the Company’s common stock over periods that are similar to the expected terms of grants and other relevant factors. The Company derives the expected term based on an average of the contract term and the vesting period taking into consideration the vesting schedules and future employee behavior with regard to option exercise. The risk-free interest rate is based on U.S. Treasury yields for a maturity approximating the expected term calculated at the date of grant. The Company has never paid any cash dividends on its common stock and the Company has no intention to pay a dividend at this time; therefore, the Company assumes that no dividends will be paid over the expected terms of option awards.

The Company determines the assumptions used in the valuation of Option awards as of the date of grant. Differences in the expected stock price volatility, expected term or risk-free interest rate may necessitate distinct valuation assumptions at those grant dates. As such, the Company may use different assumptions for options granted throughout the year.

The Company has utilized the following assumptions in its Black-Scholes option valuation model to calculate the estimated grant date fair value of the options during the years ended June 30, 2020 and 2019:

	2020	2019
Volatility - range	56.4% - 69.0%	34.6% - 74.1%
Risk-free rate	0.9 - 1.7%	1.8 - 2.8%
Contractual term	3.0 years	2.5 - 5.0 years
Exercise price	$0.75 - $3.75	$0.75 - $3.75

A summary of the Options granted to employees under the Plan as of June 30, 2020 are presented in the table below:

	Number of Option Shares	Weighted-Average Exercise Price	Weighted-Average Grant-Date Fair Value	Aggregate Intrinsic Value of Outstanding Option Shares	Weighted-Average Remaining Contractual Term (in years)
Outstanding July 1, 2018	2,761,667	$0.75	$0.39	$-	5.2
Granted	820,833	1.17	2.88	2,078,750	-
Exercised	-	-	-	-	-
Forfeited	-	-	-	-	-
Cancelled	(70,000)	3.15	2.59	170,000	-
Outstanding June 30, 2019	3,512,500	0.90	0.75	1,908,750	1.1
Granted	568,333	2.48	1.98	720,000	-
Exercised	-	-	-	-	-
Forfeited	-	-	-	-	-
Cancelled	(703,611)	0.97	1.16	598,750	-
Outstanding June 30, 2020	3,377,222	1.10	1.06	2,030,000	0.7
Vested and exercisable June 30, 2020	2,489,986	0.79	0.78	974,401	0.3
Non vested June 30, 2020	887,237	$1.91	1.85	$1,055,599	1.7

The following table summarizes the range of exercise prices and weighted average remaining contractual life for outstanding and exercisable options under the Company’s option plans as of June 30, 2020.

	Outstanding Options Shares		Exercisable Option Shares
Exercise price range	Number of Option Shares	Weighted average remaining contractual life	Number of Option Shares	Weighted average remaining contractual life
$0.75	2,835,556	0.4 years	2,352,208	0.3 years
$1.50	200,000	1.3 years	133,333	1.1 years
$3.75	341,666	2.7 years	4,445	1.8 years
	3,377,222	0.7 years	2,489,986	0.3 years

During the years ended June 30, 2020 and 2019, the Company has recorded approximately $671,000 and $474,000 as compensation expense related to vested options issued, net of forfeitures. As of June 30, 2020, total unrecognized share-based compensation related to unvested options was approximately $1,753,000.

LOCK-UP AGREEMENTS

In June 2020, the Company entered into lock-up agreements with some of its officers restricting them from exercising their vested warrants and options. Representing the common stock equivalent of 3,966,667 shares, the agreements restricted 2,333,334 warrants and 1,633,334 options from being converted until the Company’s Articles of Incorporation are amended upon stockholder and Board of Directors approval.